Consolidated Schedule of Investments
March 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.57%(a)
U.S. Treasury Bills–11.57%
U.S. Treasury Bills	0.10%	05/26/2022	$ 11,700	$ 11,698,266
U.S. Treasury Bills	0.13%	06/09/2022	12,100	12,091,419
U.S. Treasury Bills	0.13%	06/16/2022	44,300	44,261,656
U.S. Treasury Bills	0.84%	09/15/2022	42,000	41,819,487
Total U.S. Treasury Securities (Cost $109,920,077)				109,870,828
		Expiration Date
Commodity-Linked Securities–4.75%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		11/22/2022	10,670	16,973,268
Cargill, Inc., Commodity-Linked Notes, 1 mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)(c)		05/31/2022	16,550	28,191,478
Total Commodity-Linked Securities (Cost $27,220,000)				45,164,746
			Shares
Money Market Funds–74.08%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(e)			206,939,031	206,939,031
Invesco Government Money Market Fund, Cash Reserve Shares, 0.14%(e)			31,104,252	31,104,252
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.18%(e)			110,381,375	110,381,375
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.30%(e)			41,420,065	41,420,065
Invesco Treasury Obligations Portfolio, Institutional Class, 0.17%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.16%(e)			125,766,800	125,766,800
Invesco V.I. Government Money Market Fund, Series I, 0.24%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $703,575,900)				703,575,900
Options Purchased–1.26%
(Cost $13,189,548)(f)				12,001,294
TOTAL INVESTMENTS IN SECURITIES–91.66% (Cost $853,905,525)				870,612,768
OTHER ASSETS LESS LIABILITIES–8.34%				79,172,163
NET ASSETS–100.00%				$949,784,931
Investment Abbreviations:
EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $45,164,746, which represented 4.75% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$221,762,138	$114,429,485	$(129,252,592)	$-	$-	$206,939,031	$33,353
Invesco Government Money Market Fund, Cash Reserve Shares	31,293,325	22,064,658	(22,253,731)	-	-	31,104,252	871
Invesco Premier U.S. Government Money Portfolio, Institutional Class	99,254,510	11,126,865	-	-	-	110,381,375	9,249
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	49,355,914	186,867,949	(194,803,798)	-	-	41,420,065	4,501
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	17,860
Invesco Treasury Portfolio, Institutional Class	160,648,618	113,695,891	(148,577,709)	-	-	125,766,800	9,986
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	2,029
Total	$750,278,882	$448,184,848	$(494,887,830)	$-	$-	$703,575,900	$77,849

(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	06/17/2022	60	EUR	3,750.00	EUR	2,250,000	$96,775
EURO STOXX 50 Index	Put	06/17/2022	60	EUR	3,850.00	EUR	2,310,000	120,802
EURO STOXX 50 Index	Put	06/17/2022	60	EUR	3,800.00	EUR	2,280,000	108,058
EURO STOXX 50 Index	Put	09/16/2022	60	EUR	3,850.00	EUR	2,310,000	174,633
EURO STOXX 50 Index	Put	12/16/2022	60	EUR	3,800.00	EUR	2,280,000	197,864
EURO STOXX 50 Index	Put	12/16/2022	58	EUR	4,050.00	EUR	2,349,000	266,338
EURO STOXX 50 Index	Put	12/16/2022	60	EUR	3,900.00	EUR	2,340,000	226,007
EURO STOXX 50 Index	Put	09/16/2022	60	EUR	3,900.00	EUR	2,340,000	189,102
EURO STOXX 50 Index	Put	09/16/2022	60	EUR	4,000.00	EUR	2,400,000	221,560
EURO STOXX 50 Index	Put	03/17/2023	55	EUR	4,150.00	EUR	2,282,500	315,171
EURO STOXX 50 Index	Put	01/20/2023	60	EUR	4,000.00	EUR	2,400,000	269,482
EURO STOXX 50 Index	Put	02/17/2023	60	EUR	3,600.00	EUR	2,160,000	171,181
FTSE 100 Index	Put	04/14/2022	30	GBP	6,800.00	GBP	2,040,000	3,153
FTSE 100 Index	Put	05/20/2022	30	GBP	6,775.00	GBP	2,032,500	16,158
FTSE 100 Index	Put	06/17/2022	30	GBP	6,700.00	GBP	2,010,000	24,631
FTSE 100 Index	Put	07/15/2022	30	GBP	6,400.00	GBP	1,920,000	23,843
FTSE 100 Index	Put	08/19/2022	30	GBP	6,625.00	GBP	1,987,500	46,109
FTSE 100 Index	Put	09/16/2022	30	GBP	6,750.00	GBP	2,025,000	64,632
FTSE 100 Index	Put	10/21/2022	30	GBP	6,650.00	GBP	1,995,000	69,952
FTSE 100 Index	Put	11/18/2022	30	GBP	6,900.00	GBP	2,070,000	99,115
FTSE 100 Index	Put	12/16/2022	30	GBP	6,800.00	GBP	2,040,000	98,524
FTSE 100 Index	Put	01/20/2023	30	GBP	7,350.00	GBP	2,205,000	176,751
FTSE 100 Index	Put	02/17/2023	30	GBP	7,175.00	GBP	2,152,500	160,594
FTSE 100 Index	Put	03/17/2023	29	GBP	7,025.00	GBP	2,037,250	145,717
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
MSCI Emerging Markets Index	Put	04/14/2022	33	USD	1,280.00	USD	4,224,000	$484,605
MSCI Emerging Markets Index	Put	05/20/2022	33	USD	1,280.00	USD	4,224,000	506,385
MSCI Emerging Markets Index	Put	06/17/2022	33	USD	1,330.00	USD	4,389,000	683,430
MSCI Emerging Markets Index	Put	07/15/2022	33	USD	1,310.00	USD	4,323,000	637,890
MSCI Emerging Markets Index	Put	08/19/2022	33	USD	1,220.00	USD	4,026,000	412,335
MSCI Emerging Markets Index	Put	09/16/2022	33	USD	1,250.00	USD	4,125,000	504,075
MSCI Emerging Markets Index	Put	10/21/2022	33	USD	1,180.00	USD	3,894,000	354,915
MSCI Emerging Markets Index	Put	11/18/2022	33	USD	1,210.00	USD	3,993,000	439,560
MSCI Emerging Markets Index	Put	12/16/2022	33	USD	1,170.00	USD	3,861,000	366,960
MSCI Emerging Markets Index	Put	01/20/2023	34	USD	1,180.00	USD	4,012,000	419,050
MSCI Emerging Markets Index	Put	02/17/2023	31	USD	1,170.00	USD	3,627,000	381,920
MSCI Emerging Markets Index	Put	03/17/2023	32	USD	1,130.00	USD	3,616,000	340,640
Nikkei 225 Index	Put	06/10/2022	16	JPY	27,750.00	JPY	444,000,000	125,513
Nikkei 225 Index	Put	06/10/2022	16	JPY	27,250.00	JPY	436,000,000	102,513
Nikkei 225 Index	Put	06/10/2022	16	JPY	27,500.00	JPY	440,000,000	113,028
Nikkei 225 Index	Put	09/09/2022	16	JPY	27,500.00	JPY	440,000,000	185,970
Nikkei 225 Index	Put	09/09/2022	16	JPY	26,500.00	JPY	424,000,000	140,628
Nikkei 225 Index	Put	09/09/2022	16	JPY	27,250.00	JPY	436,000,000	173,484
Nikkei 225 Index	Put	12/09/2022	16	JPY	27,250.00	JPY	436,000,000	231,970
Nikkei 225 Index	Put	12/09/2022	16	JPY	26,750.00	JPY	428,000,000	206,341
Nikkei 225 Index	Put	12/09/2022	16	JPY	28,250.00	JPY	452,000,000	293,084
Nikkei 225 Index	Put	03/10/2023	17	JPY	28,500.00	JPY	484,500,000	379,128
Nikkei 225 Index	Put	03/10/2023	16	JPY	25,500.00	JPY	408,000,000	191,227
Nikkei 225 Index	Put	03/10/2023	16	JPY	25,750.00	JPY	412,000,000	201,741
S&P 500 Index	Put	04/14/2022	4	USD	3,925.00	USD	1,570,000	910
S&P 500 Index	Put	05/20/2022	4	USD	4,050.00	USD	1,620,000	10,140
S&P 500 Index	Put	06/17/2022	4	USD	4,050.00	USD	1,620,000	19,780
S&P 500 Index	Put	07/15/2022	4	USD	4,150.00	USD	1,660,000	34,920
S&P 500 Index	Put	08/19/2022	4	USD	4,250.00	USD	1,700,000	54,740
S&P 500 Index	Put	09/16/2022	4	USD	4,375.00	USD	1,750,000	76,260
S&P 500 Index	Put	10/21/2022	4	USD	4,175.00	USD	1,670,000	66,200
S&P 500 Index	Put	11/18/2022	4	USD	4,450.00	USD	1,780,000	103,620
S&P 500 Index	Put	12/16/2022	4	USD	4,475.00	USD	1,790,000	113,380
S&P 500 Index	Put	01/20/2023	4	USD	4,650.00	USD	1,860,000	144,960
S&P 500 Index	Put	02/17/2023	4	USD	4,375.00	USD	1,750,000	112,720
S&P 500 Index	Put	03/17/2023	4	USD	4,225.00	USD	1,690,000	101,120
Total Index Options Purchased								$12,001,294

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	181	May-2022	$18,594,130	$749,549	$749,549
Gasoline Reformulated Blendstock Oxygenate Blending	139	April-2022	18,394,954	719,156	719,156
New York Harbor Ultra-Low Sulfur Diesel	78	April-2022	11,010,309	1,009,657	1,009,657
Silver	214	May-2022	26,892,310	1,031,821	1,031,821
WTI Crude	181	May-2022	17,832,120	246,707	246,707
Subtotal				3,756,890	3,756,890
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	640	June-2022	$66,124,800	$2,413,370	$2,413,370
E-Mini S&P 500 Index	70	June-2022	15,857,625	942,779	942,779
EURO STOXX 50 Index	605	June-2022	25,586,617	1,029,985	1,029,985
FTSE 100 Index	432	June-2022	42,482,798	1,991,058	1,991,058
MSCI Emerging Markets Index	233	June-2022	13,112,075	561,534	561,534
Nikkei 225 Index	121	June-2022	27,660,834	3,081,985	3,081,985
Subtotal				10,020,711	10,020,711
Interest Rate Risk
Australia 10 Year Bonds	1,255	June-2022	119,026,508	(4,477,838)	(4,477,838)
Canada 10 Year Bonds	1,176	June-2022	122,816,110	(5,180,693)	(5,180,693)
Euro-Bund	74	June-2022	12,988,301	(709,160)	(709,160)
Japan 10 Year Bonds	76	June-2022	93,454,904	(470,341)	(470,341)
Long Gilt	354	June-2022	56,375,825	(528,294)	(528,294)
U.S. Treasury Long Bonds	454	June-2022	68,128,375	(2,347,935)	(2,347,935)
Subtotal				(13,714,261)	(13,714,261)
Total Futures Contracts				$63,340	$63,340

(a)	Futures contracts collateralized by $35,033,741 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	4,100	November—2022	USD	3,321,043	$—	$157,070	$157,070
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	158,300	February—2023	USD	19,641,690	—	369,599	369,599
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	76,300	February—2023	USD	17,178,228	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	8,500	February—2023	USD	1,045,072	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	91,500	July—2022	USD	12,946,701	—	1,200,758	1,200,758
Subtotal — Appreciation									—	1,727,427	1,727,427
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	21,100	February—2023	USD	26,274,112	$—	$(46,196)	$(46,196)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	22,250	December—2022	USD	28,056,916	—	(634,325)	(634,325)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	131,000	December—2022	USD	16,348,342	—	(5,059)	(5,059)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	34,500	March—2023	USD	13,291,870	—	(1,273,864)	(1,273,864)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	95,700	March—2023	USD	14,015,274	—	(267,322)	(267,322)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	32,000	February—2023	USD	2,650,352	—	(70,042)	(70,042)
Subtotal — Depreciation									—	(2,296,808)	(2,296,808)
Total — Total Return Swap Agreements									$—	$(569,381)	$(569,381)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $14,080,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.720%	Monthly	5,453	September—2022	EUR	16,310,250	$—	$843,749	$843,749
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.380%	Monthly	2,600	June—2022	EUR	12,664,813	—	914,011	914,011
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 1.320%	Monthly	250	June—2022	EUR	1,166,092	—	145,055	145,055
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 1.150%	Monthly	215	June—2022	EUR	773,224	—	82,723	82,723
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.670%	Monthly	130,000	April—2022	JPY	321,470,500	—	170,301	170,301
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.520%	Monthly	75,000	April—2022	JPY	192,400,500	—	160,319	160,319
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Index	SOFR - 0.250%	Monthly	2,279	September—2022	USD	11,827,486	—	156,066	156,066
BNP Paribas S.A.	Receive	MSCI USA Quality Index	SOFR - 0.260%	Monthly	2,856	May—2022	USD	11,881,188	—	90,735	90,735
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.440%	Monthly	857,948	July—2022	JPY	2,121,576,712	$—	$1,123,916	$1,123,916
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.720%	Monthly	5,915	June—2022	USD	11,580,387	—	501,001	501,001
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.740%	Monthly	500	April—2022	USD	978,900	—	42,350	42,350
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 1.240%	Monthly	1,003	April—2022	USD	6,687,637	—	493,542	493,542
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 1.240%	Monthly	833	April—2022	USD	5,554,139	—	409,891	409,891
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.430%	Monthly	598,423	July—2022	JPY	1,479,810,316	—	783,937	783,937
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.450%	Monthly	35,000	July—2022	JPY	86,549,750	—	45,850	45,850
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.550%	Monthly	60,000	April—2022	JPY	148,371,000	—	78,600	78,600
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.280%	Monthly	45,000	July—2022	JPY	115,440,300	—	96,191	96,191
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.310%	Monthly	801,537	July—2022	JPY	2,056,214,928	432	1,713,356	1,712,924
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.380%	Monthly	543,463	July—2022	JPY	1,394,167,372	—	1,161,700	1,161,700
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.380%	Monthly	55,000	April—2022	JPY	141,093,700	—	117,567	117,567
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.790%	Monthly	1,076	May—2022	USD	2,106,593	$—	$91,137	$91,137
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	4,426	September—2022	USD	8,785,743	—	254,362	254,362
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	954	June—2022	USD	10,602,632	—	693,234	693,234
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	797	June—2022	USD	8,857,754	—	579,149	579,149
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	210	June—2022	USD	2,333,913	—	152,599	152,599
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.155%	Monthly	762	May—2022	GBP	4,711,116	—	252,163	252,163
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.160%	Monthly	763	May—2022	GBP	4,557,957	—	461,814	461,814
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.160%	Monthly	722	May—2022	GBP	4,375,782	—	354,569	354,569
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Minimum Volatility Index	SONIA + 0.155%	Monthly	1,375	May—2022	GBP	5,052,493	—	347,061	347,061
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Minimum Volatility Index	SONIA + 0.160%	Monthly	1,375	May—2022	GBP	4,882,339	—	570,583	570,583
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Minimum Volatility Index	SONIA + 0.160%	Monthly	966	May—2022	GBP	3,452,937	—	370,814	370,814
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Momentum Index	SONIA + 0.155%	Monthly	362	May—2022	GBP	4,663,465	—	257,914	257,914
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Momentum Index	SONIA + 0.160%	Monthly	363	May—2022	GBP	4,519,913	—	464,127	464,127
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Momentum Index	SONIA + 0.160%	Monthly	358	May—2022	GBP	4,462,921	$—	$450,816	$450,816
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.880%	Monthly	3,200	July—2022	USD	6,264,960	—	271,040	271,040
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.950%	Monthly	3,200	September—2022	USD	6,461,504	—	74,496	74,496
Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 0.950%	Monthly	3,792	July—2022	EUR	14,194,063	—	843,314	843,314
Subtotal — Appreciation									432	15,620,052	15,619,620
Equity Risk
BNP Paribas S.A.	Receive	MSCI USA Momentum Index	SOFR - 0.240%	Monthly	3,013	May—2022	USD	11,989,610	—	(11,106)	(11,106)
Total — Total Return Swap Agreements									$432	$15,608,946	$15,608,514

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $14,080,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	5.48%
	Corn	5.99
	Cotton No. 2	20.30
	Lean Hogs	0.55
	Live Cattle	0.73
	Soybean Meal	21.32
	Soybean Oil	12.84
	Soybeans	19.84
	Sugar No. 11	5.83
	Wheat	7.12
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.48%
	Corn	5.99
	Cotton No. 2	20.30
	Lean Hogs	0.55
	Live Cattle	0.73
	Soybean Meal	21.32
	Soybean Oil	12.84
	Soybeans	19.84
	Sugar No. 11	5.83
	Wheat	7.12
	Total	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	5.48%
	Corn	5.99
	Cotton No. 2	20.30
	Lean Hogs	0.55
	Live Cattle	0.73
	Soybean Meal	21.32
	Soybean Oil	12.84
	Soybeans	19.84
	Sugar No. 11	5.83
	Wheat	7.12
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$109,870,828	$—	$109,870,828
Commodity-Linked Securities	—	45,164,746	—	45,164,746
Money Market Funds	703,575,900	—	—	703,575,900
Options Purchased	12,001,294	—	—	12,001,294
Total Investments in Securities	715,577,194	155,035,574	—	870,612,768
Other Investments - Assets*
Futures Contracts	13,777,601	—	—	13,777,601
Swap Agreements	—	17,347,047	—	17,347,047
	13,777,601	17,347,047	—	31,124,648
Other Investments - Liabilities*
Futures Contracts	(13,714,261)	—	—	(13,714,261)
Swap Agreements	—	(2,307,914)	—	(2,307,914)
	(13,714,261)	(2,307,914)	—	(16,022,175)
Total Other Investments	63,340	15,039,133	—	15,102,473
Total Investments	$715,640,534	$170,074,707	$—	$885,715,241

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund